Related parties - Outstanding related party transactions (Details) - Joint ventures where entity is venturer - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Trade receivables	$ 14	$ 3,170
Trade payables	183	2,000
Shareholders Loan	850	33,694
Turnover	324	794
Dividend Income	3,021	4,635
TI Africa Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	0	567
Trade payables	58	61
Shareholders Loan	0	11,465
Turnover	162	397
Dividend Income	0	0
TI Asia Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	0	482
Trade payables	0	0
Shareholders Loan	0	0
Turnover	162	397
Dividend Income	1,000	4,635
Bari Shipholding Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	14	2,114
Trade payables	0	1,804
Shareholders Loan	850	22,229
Turnover	0	0
Dividend Income	0	0
Bastia Shipholding Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	0	7
Trade payables	0	1
Shareholders Loan	0	0
Turnover	0	0
Dividend Income	150	0
Tankers Agencies (UK) Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	0	0
Trade payables	125	134
Shareholders Loan	0	0
Turnover	0	0
Dividend Income	$ 1,871	$ 0